MERIDIAN FUND, INC.

October 3, 2011

To Our Shareholders:

The September quarter was difficult for stocks. All major indices were hit hard. Primary concerns include deteriorating growth prospects in the U.S. and the ongoing financial turmoil within the European Union. The S&P 500 declined 14.3%, the NASDAQ 12.9% and the Russell 2000, representing smaller companies, dropped a significant 22.1%. Utilities, consumer staples and information technology represented the best performing sectors. The worst performing groups included material, financial and industrial stocks. The interest rate on the ten-year Treasury bond declined from 3.16% at the end of June to 1.92% at the end of the third quarter. This remarkable drop, in our opinion, is due to the weak U.S. economy and a flight to safety by investors.

The economy grew at a modest 1.3% in the second quarter. Housing starts, retail sales, industrial production and most important, job growth, all remained weak. Meanwhile, most states are cutting back services and attempting to raise taxes. It is hard to believe that additional fiscal stimulus or monetary easing will offer much help at this point. We already have record deficits and zero interest rates. The companies we talk with, for the most part, are cautious and reluctant to invest and hire. They are concerned with demand, for sure, but are also uncertain with regard to future tax policy, regulations and health care costs. A coherent long-term economic policy from Washington promoting economic growth, private sector jobs and making us competitive in world markets is needed. Interest rates remain low and inflation isn’t an issue at this point. It is our opinion that the economy will continue to grow at a modest pace for the foreseeable future.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds consistently over an extended period of time. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at September 30, 2011 was $9.18. This represents a decrease of 7.1% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception January 31, 2005 were 17.0% and 2.4%, respectively. At the close of the quarter, total net assets were $30,087,470 and were invested 5.1% in cash and other assets net of liabilities and 94.9% in stocks. At the close of the quarter there were 536 shareholders in the Equity Income Fund.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above-average dividend yields, along with strong financial returns and that have, in our opinion, the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which previously were considered safe. Dividends for good companies, however, have stabilized and are beginning to grow again as the economy improves. The Fund is diversified with 61 holdings representing 60 different industry groups. At the end of the September 2011 quarter, the portfolio’s average holding had a five-year average return on equity of 18.6% and an average dividend yield of 4.0%, both measures substantially higher than the average S&P 500 stock. The yield compares favorably also to the 1.9% yield on the ten-year Treasury bond. The average holding has a market capitalization of $34.6 billion, a debt to capital ratio of 38.8% and earnings per share that are projected to increase 9.45% annually during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of Abbot Laboratories, General Electric, Meredith Corporation, Safeway and Staples. We sold our positions in 3M, Baxter International, Harsco Corporation, Hudson City Bancorp and The McGraw-Hill Companies.

Wal-Mart Stores is the world’s largest retailer, operating two major concepts, the Wal-Mart supercenters and Sam’s Clubs. Both concepts are well positioned for the current environment, offering a wide selection of merchandise at the lowest possible prices. The stores appeal to a wide demographic, but primarily to moderate and low income shoppers. Wal-Mart operates in the United States, Europe, Asia, South America and has recently entered Africa. The company has an experienced management team, an excellent return on capital, a strong financial position and continued growth prospects. The stock, based on historical measures, represents an excellent value at this point. The shares yield 2.65% and sell at 12 times earnings. Both measures compare favorably to the S&P 500 and, in our opinion, should lead to positive investment returns.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at September 30, 2011 was $39.16. This represents a decrease of 12.2% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception August 1, 1984 were 2,065.7% and 12.0%, respectively. At the close of the quarter, total net assets were $2,092,675,761 and were invested 5.4% in cash, cash equivalents and other assets net of liabilities and 94.6% in stocks. At the close of the quarter there were 86,909 shareholders in the Growth Fund.

The economic outlook, as pointed out above, is cloudy and there is considerable pessimism. However we believe stocks will be alright, providing the economy continues to grow and interest rates remain attractive. There are also positives for long-term stock investors. First, it is not difficult to find excellent small and mid-cap growth stocks selling at attractive valuations these days. Second, most companies are operating cautiously and are better prepared for economic difficulties than they were during the 2008 recession. They have maintained conservative financial positions and their cost structures remain lean.

We purchased shares in Advanced Auto Parts and sold our positions in Lumber Liquidators and NetScout Systems during the quarter. We have also shifted our stock weightings somewhat within the portfolio during the quarter. We hold fifty-four positions, representing small and medium sized growth stocks which, for the most part, have strong balance sheets, leading market positions, good long-term growth prospects and sell at reasonable valuations, in our opinion. Our heaviest areas of concentration remain software companies followed by consumer nondurables and then various financial, energy and industrial-related companies.

Bed, Bath & Beyond is the largest specialty retailer in the U.S. for general household merchandise, targeting the mass consumer market with large stores and value pricing. Emerging from the recent recession, the company managed to strengthen its competitive position as it gained market share while its largest direct competitor filed for bankruptcy. Today’s economic climate remains difficult but the company is generating positive comparable store sales growth and expanding operating margins. Bed Bath & Beyond will benefit in the future when U.S. employment and the housing industry eventually recover. The company has a pristine balance sheet with no debt, consistently generates a strong return on capital and is well managed. The stock sells at a reasonable valuation, especially considering the company’s competitive position and ability to do well in the current difficult environment.

The Meridian Growth Fund’s long term performance has earned several recent accolades. See In The News, below.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at September 30, 2011 was $24.39. This represents a decrease of 15.6% for the calendar year to date. The Fund’s total return and average annual compound rate of return since June 30, 1995 were 583.9% and 12.6%, respectively. The comparable period returns for the S&P 500 with dividends were 177.9% and 6.5%, respectively. At the close of the quarter, total net assets were $665,697,838 and were invested 5.0% in cash, cash equivalents and other assets net of liabilities and 95.0% in stocks. At the close of the quarter there were 38,077 shareholders in the Value Fund.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies exemplified by an extended period of declining earnings. In recent years most earnings problems have been related to poor economic conditions. With some stability in the economy, albeit tenuous, we now see more companies that meet our strategy for company-specific reasons. These investments are the traditional strength and point of differentiation of the Meridian Value Fund. We are gradually shifting the portfolio to more of these investments and expect that this should bode well for a return to the Fund’s historically strong performance levels. We hold 53 positions, representing 34 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are technology, retail and transportation.

During the quarter we purchased shares of Denny’s Corp. We sold our positions in Curtis-Wright Corp. and Nalco Holding Co.

LKQ Corporation is one of our largest holdings. The company is the leader in the alternative auto parts market. This market consists of recycled auto parts that have been salvaged from wrecks and aftermarket parts that are produced as private label alternatives to original manufactured parts. These parts are sold to mechanics and body shops at a 20 - 50% discount to dealer prices. Barriers to entry are high as it is unlikely that any company will replicate LKQ’s network of over 400 dismantling and distribution facilities. Earnings declined with lower auto repair volumes because of a decline in miles driven first due to high gas prices then by the economic downturn, combined with a steep decline in the price of scrap metal which is a by-product of the parts recycling process. Earnings growth resumed late in 2009 and continues to grow, driven by increased penetration of alternative parts as insurance companies and consumers seek to save money, along with market share gains against smaller competitors and through accretive acquisitions. We believe LKQ can perform well in challenging economic conditions and the valuation is reasonable on normalized earnings which we estimate could exceed $2.50 per share in the next 3 to 5 years.

In The News

•	Meridian Growth Fund Ranks in Top Ten U.S. Small Caps, “The Best-Performing Mutual Funds”. Bloomberg Markets October 2011

•	Meridian Growth Fund took home the Silver in the 2011 S&P Mutual Funds Excellence Awards for the Mid-Cap category. We took home the Gold in 2010.

You can sign up for E-mail Alerts on our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings and other information regarding the Meridian Funds.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when you purchase shares directly through our transfer agent, BNY Mellon Investment Servicing (U.S.), Inc. This is a very cost-effective way to purchase shares of the Meridian Funds if you do not need the services of a broker-dealer or if you make multiple purchases.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of September 30, 2011 and are subject to change without notice.

Meridian Equity Income Fund

Summary of Portfolio Holdings

September 30, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Media	3.1%	$918,931
Hypermarkets & Super Centers	1.8	545,728
Tobacco	1.8	545,334
Food & Meats-Packaged	1.8	543,996
Consumer Products-Household	1.8	543,227
Insurance-Property & Casualty	1.8	534,791
Electric Utilities	1.8	533,698
Health Care Products	1.8	531,856
Soft Drinks	1.8	531,697
Independent Power Producers & Energy	1.8	525,228
Restaurants	1.7	523,846
Retail	1.7	520,260
Software & Services	1.7	517,712
Oil & Gas-Storage & Transportation	1.7	515,130
Home Improvement Retail	1.7	509,485
Environmental Facilities & Services	1.7	504,354
Insurance-Multi-Line	1.7	503,916
Aerospace & Defense	1.7	501,216
Apparel Accessories & Luxury Goods	1.7	498,232
Computer Hardware	1.7	495,180
Electronic Equipment Manufacturing	1.6	494,991
Railroads	1.6	494,262
Air Freight & Logistics	1.6	493,517
Semiconductors	1.6	491,538
Apparel Retail	1.6	489,369
Asset Management & Custody Banks	1.6	483,828
Distribution & Wholesale	1.6	481,838
Telecommunication Services-Integrated	1.6	481,418
Energy	1.6	481,104
Brewers	1.6	475,320
Paper & Packaging	1.6	474,264
Health Care Technology	1.6	468,684
Insurance Brokers	1.5	464,854
Pharmaceuticals	1.5	464,127
REITs-Diversified	1.5	461,120
Data Processing & Outsourced Services	1.5	458,838
Diversified Financial Services	1.5	457,178
Health Care Equipment & Supplies	1.5	456,320
Leisure & Amusement	1.5	454,500
Food Distributors	1.5	453,250
Household-Home Furnishings	1.5	451,707

Meridian Equity Income Fund

Summary of Portfolio Holdings (continued)

September 30, 2011 (Unaudited)

Chemicals-Specialty	1.5%	$450,670
Paper & Forest Products	1.5	448,725
Construction & Engineering	1.5	447,536
Media-Broadcasting & Cable TV	1.5	444,957
Banking-Regional Banks	1.5	444,842
Commercial Printing	1.5	442,168
Office Services & Supplies	1.5	439,920
Office Supplies	1.5	436,240
Food Retail	1.4	432,380
Industrial Conglomerates	1.4	429,768
Metal & Glass Containers	1.4	428,900
Banking-Commercial	1.4	425,880
Steel	1.4	423,976
Chemicals-Diversified	1.4	423,682
Personal Products	1.4	423,360
Electrical Components & Equipment	1.4	416,136
Industrial Machinery	1.4	409,670
Diversified Capital Markets	1.3	396,939
Cash & Other Assets, Less Liabilities	5.1	1,545,877

	100.0%	$30,087,470

Meridian Growth Fund

Summary of Portfolio Holdings

September 30, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Retail	14.3%	$299,768,161
Tech-Software	13.1	274,606,318
Technology	6.1	126,733,736
Energy	5.1	107,122,616
Banking-Commercial	4.2	88,551,683
Restaurants	3.9	81,859,569
U.S. Government Obligations	3.8	79,999,389
Industrial Services	3.8	79,893,302
Brokerage & Money Management	3.8	79,468,083
Insurance Brokers	3.7	77,453,366
Health Care Products	3.3	69,511,009
Industrial Conglomerates	3.3	68,143,136
Distribution & Wholesale	2.6	53,669,585
Chemicals-Specialty	2.5	51,524,297
Cellular Communications	2.4	51,240,728
Building Products	2.3	48,824,924
Consumer Services	2.3	48,331,111
Air Freight & Logistics	2.1	42,954,615
Auto Parts & Equipment	2.0	41,582,170
Electronic Equipment Manufacturing	1.9	39,695,880
Flooring & Carpets	1.9	39,644,549
Health Care Information Services	1.7	34,894,495
Leisure & Amusement	1.7	34,788,464
Health Care Technology	1.7	34,767,777
Real Estate Management & Services	1.6	33,355,278
Furniture & Fixtures	1.4	30,360,214
Trucking	1.4	29,029,644
Automotive Wholesale Services	0.5	11,070,960
Cash & Other Assets, Less Liabilities	1.6	33,830,702

	100.0%	$2,092,675,761

Meridian Value Fund

Summary of Portfolio Holdings

September 30, 2011 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Leisure & Amusement	7.9%	$52,475,150
Retail	7.3	48,405,784
Diversified Financial Services	7.1	47,050,654
Technology	5.9	39,387,612
Industrial Products	5.1	34,008,032
Energy	4.5	30,238,061
Railroads	4.5	30,069,127
Industrial Services	3.5	23,380,577
Automotive Wholesale Services	3.5	23,133,200
Insurance Brokers	3.3	22,082,725
Utilities	3.2	21,419,209
Tech-Software	2.8	18,980,242
Pharmaceuticals	2.6	17,372,956
Transportation	2.5	16,836,677
Banking	2.5	16,483,608
Consulting Services	2.4	16,028,837
Household Appliances	2.2	14,803,159
Business Services	2.2	14,478,030
Industrial	2.1	13,806,984
Office Services & Supplies	2.0	13,398,023
Agriculture	2.0	13,394,924
Semiconductors	1.7	11,065,515
Storage	1.6	10,888,130
Brokerage & Money Management	1.6	10,447,902
U.S. Government Obligations	1.5	9,999,924
Metals	1.5	9,837,560
REITs-Diversified	1.3	8,573,087
Home Improvement Retail	1.3	8,375,864
Banking-Commercial	1.2	7,799,198
Environmental Facilities & Services	1.1	7,299,952
Aerospace & Defense	1.1	7,202,560
Air Freight & Logistics	1.0	7,042,904
Trucking	1.0	6,811,188
Health Care Services	0.9	6,185,976
Restaurants	0.6	3,781,881
Cash & Other Assets, Less Liabilities	3.5	23,152,626

	100.0%	$665,697,838

Meridian Equity Income Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.9%

AEROSPACE & DEFENSE - 1.7%
Lockheed Martin Corp.	6,900	$501,216

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,815	493,517

APPAREL ACCESSORIES & LUXURY GOODS - 1.7%
VF Corp.	4,100	498,232

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.	41,755	489,369

ASSET MANAGEMENT & CUSTODY BANKS - 1.6%
Federated Investors, Inc. Class B	27,600	483,828

BANKING-COMMERCIAL - 1.4%
Bank of Hawaii Corp.	11,700	425,880

BANKING-REGIONAL BANKS - 1.5%
Cullen/Frost Bankers, Inc.	9,700	444,842

BREWERS - 1.6%
Molson Coors Brewing Co. Class B	12,000	475,320

CHEMICALS-DIVERSIFIED - 1.4%
EI du Pont de Nemours & Co.	10,600	423,682

CHEMICALS-SPECIALTY - 1.5%
RPM International, Inc.	24,100	450,670

	Shares	Value

COMMERCIAL PRINTING - 1.5%
R. R. Donnelley & Sons Co.	31,315	$442,168

COMPUTER HARDWARE - 1.7%
Diebold, Inc.	18,000	495,180

CONSTRUCTION & ENGINEERING - 1.5%
Mine Safety Appliances Co.	16,600	447,536

CONSUMER PRODUCTS-HOUSEHOLD - 1.8%
Kimberly-Clark Corp.	7,650	543,227

DATA PROCESSING & OUTSOURCED SERVICES - 1.5%
Paychex, Inc.	17,400	458,838

DISTRIBUTION & WHOLESALE - 1.6%
Genuine Parts Co.	9,485	481,838

DIVERSIFIED CAPITAL MARKETS - 1.3%
NYSE Euronext	17,080	396,939

DIVERSIFIED FINANCIAL SERVICES - 1.5%
Broadridge Financial Solutions, Inc.	22,700	457,178

ELECTRICAL COMPONENTS & EQUIPMENT - 1.4%
Hubbell, Inc. Class B	8,400	416,136

ELECTRIC UTILITIES - 1.8%
PPL Corp.	18,700	533,698

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	24,300	494,991

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.6%
Chevron Corp.	5,200	$481,104

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Waste Management, Inc.	15,490	504,354

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	17,500	453,250

FOOD & MEATS-PACKAGED - 1.8%
Kraft Foods, Inc. Class A	16,200	543,996

FOOD RETAIL - 1.4%
Safeway, Inc.	26,000	432,380

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Hillenbrand, Inc.	24,800	456,320

HEALTH CARE PRODUCTS - 1.8%
Abbott Laboratories	10,400	531,856

HEALTH CARE TECHNOLOGY - 1.6%
Medtronic, Inc.	14,100	468,684

HOME IMPROVEMENT RETAIL - 1.7%
Home Depot, Inc.	15,500	509,485

HOUSEHOLD-HOME FURNISHINGS - 1.5%
Leggett & Platt, Inc.	22,825	451,707

HYPERMARKETS & SUPER CENTERS - 1.8%
Wal-Mart Stores, Inc.	10,515	545,728

	Shares	Value

INDEPENDENT POWER PRODUCERS & ENERGY - 1.8%
Constellation Energy Group, Inc.	13,800	$525,228

INDUSTRIAL CONGLOMERATES - 1.4%
General Electric Co.	28,200	429,768

INDUSTRIAL MACHINERY - 1.4%
Eaton Corp.	11,540	409,670

INSURANCE BROKERS - 1.5%
Willis Group Holdings Plc (United Kingdom)	13,525	464,854

INSURANCE-MULTI-LINE - 1.7%
Chubb Corp. (The)	8,400	503,916

INSURANCE-PROPERTY & CASUALTY - 1.8%
Mercury General Corp.	13,945	534,791

LEISURE & AMUSEMENT - 1.5%
Carnival Corp.	15,000	454,500

MEDIA - 3.1%
Meredith Corp.	20,600	466,384
Time Warner, Inc.	15,100	452,547

		918,931

MEDIA-BROADCASTING & CABLE TV - 1.5%
Time Warner Cable, Inc.	7,100	444,957

METAL & GLASS CONTAINERS - 1.4%
Greif, Inc. Class A	10,000	428,900

Meridian Equity Income Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

OFFICE SUPPLIES - 1.5%
Staples, Inc.	32,800	$436,240

OFFICE SERVICES & SUPPLIES - 1.5%
Pitney Bowes, Inc.	23,400	439,920

OIL & GAS-STORAGE & TRANSPORTATION - 1.7%
Spectra Energy Corp.	21,000	515,130

PAPER & FOREST PRODUCTS - 1.5%
International Paper Co.	19,300	448,725

PAPER & PACKAGING - 1.6%
Sonoco Products Co.	16,800	474,264

PERSONAL PRODUCTS - 1.4%
Avon Products, Inc.	21,600	423,360

PHARMACEUTICALS - 1.5%
Johnson & Johnson	7,285	464,127

RAILROADS - 1.6%
Norfolk Southern Corp.	8,100	494,262

REITS-DIVERSIFIED - 1.5%
Kimco Realty Corp. REIT	30,680	461,120

RESTAURANTS - 1.7%
McDonald’s Corp.	5,965	523,846

	Shares	Value

RETAIL - 1.7%
Mattel, Inc.	20,095	$520,260

SEMICONDUCTORS - 1.6%
Microchip Technology, Inc.	15,800	491,538

SOFT DRINKS - 1.8%
Coca-Cola Co. (The)	7,870	531,697

SOFTWARE & SERVICES - 1.7%
Microsoft Corp.	20,800	517,712

STEEL - 1.4%
Nucor Corp.	13,400	423,976

TELECOMMUNICATION SERVICES- INTEGRATED - 1.6%
AT&T, Inc.	16,880	481,418

TOBACCO - 1.8%
Reynolds American, Inc.	14,550	545,334

TOTAL INVESTMENTS - 94.9% (Cost $29,953,335)		28,541,593

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.1%		1,545,877

NET ASSETS - 100.0%		$30,087,470

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Meridian Growth Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.6%

AIR FREIGHT & LOGISTICS - 2.1%
Expeditors International of Washington, Inc.	1,059,300	$42,954,615

AUTO PARTS & EQUIPMENT - 2.0%
Advance Auto Parts, Inc.	715,700	41,582,170

AUTOMOTIVE WHOLESALE SERVICES - 0.5%
Copart, Inc.*	283,000	11,070,960

BANKING-COMMERCIAL - 4.2%
Bank of Hawaii Corp.	1,060,300	38,594,920
CVB Financial Corp.	1,361,200	10,467,628
East West Bancorp, Inc.	2,648,500	39,489,135

		88,551,683

BROKERAGE & MONEY MANAGEMENT - 3.8%
Affiliated Managers Group, Inc.*	508,000	39,649,400
T. Rowe Price Group, Inc.	833,550	39,818,683

		79,468,083

BUILDING PRODUCTS - 2.3%
Valspar Corp.	1,564,400	48,824,924

CELLULAR COMMUNICATIONS - 2.4%
SBA Communications Corp. Class A*	1,486,100	51,240,728

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	2,755,310	51,524,297

CONSUMER SERVICES - 2.3%
Rollins, Inc.	2,583,170	48,331,111

	Shares	Value

DISTRIBUTION & WHOLESALE - 2.6%
United Stationers, Inc.	1,041,100	$28,369,975
Watsco, Inc.	495,100	25,299,610

		53,669,585

ELECTRONIC EQUIPMENT MANUFACTURING -1.9%
AMETEK, Inc.	1,204,000	39,695,880

ENERGY - 5.1%
Continental Resources, Inc.*	601,000	29,070,370
Core Laboratories NV (Netherlands)	257,000	23,086,310
FMC Technologies, Inc.*	736,160	27,679,616
Noble Energy, Inc.	385,400	27,286,320

		107,122,616

FLOORING & CARPETS - 1.9%
Mohawk Industries, Inc.*	923,900	39,644,549

FURNITURE & FIXTURES - 1.4%
Herman Miller, Inc.	1,699,900	30,360,214

HEALTH CARE INFORMATION SERVICES - 1.7%
Cerner Corp.*	509,260	34,894,495

HEALTH CARE PRODUCTS - 3.3%
DENTSPLY International, Inc.	1,446,300	44,386,947
Edwards Lifesciences Corp.*	352,470	25,124,062

		69,511,009

HEALTH CARE TECHNOLOGY - 1.7%
IDEXX Laboratories, Inc.*	504,100	34,767,777

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL CONGLOMERATES - 3.3%
Cooper Industries Plc	548,800	$25,310,656
Pall Corp.	1,010,200	42,832,480

		68,143,136

INDUSTRIAL SERVICES - 3.8%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,243,600	25,108,284
Waste Connections, Inc.	1,619,900	54,785,018

		79,893,302

INSURANCE BROKERS - 3.7%
Brown & Brown, Inc.	1,129,550	20,105,990
Willis Group Holdings Plc (United Kingdom)	1,668,530	57,347,376

		77,453,366

LEISURE & AMUSEMENT - 1.7%
Royal Caribbean Cruises, Ltd.	1,607,600	34,788,464

REAL ESTATE MANAGEMENT & SERVICES - 1.6%
Jones Lang LaSalle, Inc.	643,800	33,355,278

RESTAURANTS - 3.9%
Arcos Dorados Holdings, Inc. Class A (Argentina)	2,156,640	50,012,482
Cracker Barrel Old Country Store, Inc.	794,588	31,847,087

		81,859,569

RETAIL - 14.3%
Bed Bath & Beyond, Inc.*	1,002,200	57,436,082
CarMax, Inc.*	1,426,050	34,011,292
Coach, Inc.	928,900	48,144,887
Family Dollar Stores, Inc.	1,037,700	52,777,422
Mattel, Inc.	2,134,700	55,267,383
PetSmart, Inc.	1,222,300	52,131,095

		299,768,161

	Shares	Value

TECHNOLOGY - 6.1%
Autodesk, Inc.*	1,064,900	$29,582,922
Open Text Corp.* (Canada)	408,700	21,301,444
Trimble Navigation, Ltd.*	1,060,800	35,589,840
Zebra Technologies Corp. Class A*	1,301,213	40,259,530

		126,733,736

TECH-SOFTWARE - 13.1%
Advent Software, Inc.*	1,575,476	32,848,675
Blackbaud, Inc.	1,748,900	38,948,003
BMC Software, Inc.*	885,500	34,144,880
Citrix Systems, Inc.*	375,600	20,481,468
MICROS Systems, Inc.*	800,700	35,158,737
Nuance Communications, Inc.*	1,525,100	31,051,036
Solera Holdings, Inc.	968,900	48,929,450
Teradata Corp.*	617,300	33,044,069

		274,606,318

TRUCKING - 1.4%
J.B. Hunt Transport Services, Inc.	803,700	29,029,644

TOTAL COMMON STOCKS - 94.6% (Cost $1,833,157,679)		1,978,845,670

U.S. GOVERNMENT OBLIGATIONS - 3.8%
U.S. Treasury Bill @ .005%** due 11/25/11 (Face Value $80,000,000)		79,999,389

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $79,999,389)		79,999,389

Meridian Growth Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

Value

TOTAL INVESTMENTS - 98.4% (Cost $1,913,157,068)	$2,058,845,059

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.6%	33,830,702

NET ASSETS - 100.0%	$2,092,675,761

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Value Fund

Schedule of Investments

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.0%

AEROSPACE & DEFENSE - 1.1%
Orbital Sciences Corp.*	562,700	$7,202,560

AGRICULTURE - 2.0%
Monsanto Co.	223,100	13,394,924

AIR FREIGHT & LOGISTICS - 1.0%
UTi Worldwide, Inc.	540,100	7,042,904

AUTOMOTIVE WHOLESALE SERVICES - 3.5%
LKQ Corp.*	957,500	23,133,200

BANKING - 2.5%
Wells Fargo & Co.	683,400	16,483,608

BANKING-COMMERCIAL - 1.2%
CVB Financial Corp.	1,014,200	7,799,198

BROKERAGE & MONEY MANAGEMENT - 1.6%
TD Ameritrade Holding Corp.	710,500	10,447,902

BUSINESS SERVICES - 2.2%
Cintas Corp.	514,500	14,478,030

CONSULTING SERVICES - 2.4%
Huron Consulting Group, Inc.*	514,900	16,028,837

DIVERSIFIED FINANCIAL SERVICES - 7.1%
Broadridge Financial Solutions, Inc.	997,900	20,097,706
Equifax, Inc.	453,600	13,943,664
Heartland Payment Systems, Inc.	659,700	13,009,284

		47,050,654

	Shares	Value

ENERGY - 4.5%
Apache Corp.	77,500	$6,218,600
EOG Resources, Inc.	219,700	15,600,897
Ultra Petroleum Corp.*	303,700	8,418,564

		30,238,061

ENVIRONMENTAL FACILITIES & SERVICES - 1.1%
Waste Management, Inc.	224,200	7,299,952

HEALTH CARE SERVICES - 0.9%
ICON Plc ADR* (Ireland)	384,700	6,185,976

HOME IMPROVEMENT RETAIL - 1.3%
Sherwin-Williams Co. (The)	112,700	8,375,864

HOUSEHOLD APPLIANCES - 2.2%
Stanley Black & Decker, Inc.	301,490	14,803,159

INDUSTRIAL - 2.1%
Aecon Group, Inc. (Canada)	633,600	4,534,784
Flowserve Corp.	125,300	9,272,200

		13,806,984

INDUSTRIAL PRODUCTS - 5.1%
Cummins, Inc.	84,400	6,892,104
General Cable Corp.*	235,500	5,498,925
Lincoln Electric Holdings, Inc.	407,300	11,815,773
Sealed Air Corp.	586,900	9,801,230

		34,008,032

INDUSTRIAL SERVICES - 3.5%
Ritchie Bros. Auctioneers, Inc. (Canada)	390,700	7,888,233
W.W. Grainger, Inc.	103,600	15,492,344

		23,380,577

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 3.3%
Willis Group Holdings Plc (United Kingdom)	642,500	$22,082,725

LEISURE & AMUSEMENT - 7.9%
Bally Technologies, Inc.*	457,100	12,332,558
Carnival Corp.	673,200	20,397,960
International Speedway Corp. Class A	337,100	7,699,364
Polaris Industries, Inc.	241,050	12,045,268

		52,475,150

METALS - 1.5%
Newmont Mining Corp.	156,400	9,837,560

OFFICE SERVICES & SUPPLIES - 2.0%
Steelcase, Inc. Class A	2,123,300	13,398,023

PHARMACEUTICALS - 2.6%
BioMarin Pharmaceutical, Inc.*	348,800	11,116,256
Hospira, Inc.*	169,100	6,256,700

		17,372,956

RAILROADS - 4.5%
GATX Corp.	449,800	13,939,302
Union Pacific Corp.	197,500	16,129,825

		30,069,127

REITS-DIVERSIFIED - 1.3%
Host Hotels & Resorts, Inc. REIT	783,646	8,573,087

RESTAURANTS - 0.6%
Denny’s Corp.*	1,135,700	3,781,881

RETAIL - 7.3%
Costco Wholesale Corp.	238,600	19,593,832
Kohl’s Corp.	130,800	6,422,280
Mattel, Inc.	864,800	22,389,672

		48,405,784

	Shares	Value

SEMICONDUCTORS - 1.7%
Power Integrations, Inc.	361,500	$11,065,515

STORAGE - 1.6%
Mobile Mini, Inc.*	662,295	10,888,130

TECHNOLOGY - 5.9%
Autodesk, Inc.*	551,200	15,312,336
eBay, Inc.*	283,200	8,351,568
Zebra Technologies Corp. Class A*	508,200	15,723,708

		39,387,612

TECH-SOFTWARE - 2.8%
Citrix Systems, Inc.*	137,950	7,522,414
Compuware Corp.*	1,495,800	11,457,828

		18,980,242

TRANSPORTATION - 2.5%
Alexander & Baldwin, Inc.	460,900	16,836,677

TRUCKING - 1.0%
Heartland Express, Inc.	502,300	6,811,188

UTILITIES - 3.2%
Hawaiian Electric Industries, Inc.	882,175	21,419,209

TOTAL COMMON STOCKS - 95.0% (Cost $620,180,545)		632,545,288

U.S. GOVERNMENT OBLIGATIONS - 1.5%
U.S. Treasury Bill @ .005%** due 11/25/11 (Face Value $10,000,000)		9,999,924

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $9,999,924)		9,999,924

Meridian Value Fund

Schedule of Investments (continued)

September 30, 2011 (Unaudited)

Value

TOTAL INVESTMENTS - 96.5% (Cost $630,180,469)	$642,545,212

CASH AND OTHER ASSETS, LESS LIABILITIES - 3.5%	23,152,626

NET ASSETS - 100.0%	$665,697,838

ADR - American Depository Receipt

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Fund, Inc.

Notes to Schedules of Investments

September 30, 2011 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Funds’ securities as of September 30, 2011 is as follows:

Valuation Inputs	Equity Income Fund	Growth Fund	Value Fund
Level 1 - Quoted Prices*	$28,541,593	$1,978,845,670	$632,545,288
Level 2 - Other Significant Observable Inputs**	—	79,999,389	9,999,924
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$28,541,593	$2,058,845,059	$642,545,212

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.

Notes to Schedules of Investments (continued)

September 30, 2011 (Unaudited)

During the period ended September 30, 2011 there were no reportable transfers between levels requiring disclosure in conformity with Financial Accounting Standards Board Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Income Fund	$29,953,335	$1,519,141	$(2,930,883)	$(1,411,742)
Growth Fund	1,913,157,068	276,151,312	(130,463,321)	145,687,991
Value Fund	630,180,469	83,206,049	(70,841,306)	12,364,743

MERIDIAN FUND, INC.

This report is submitted for

the information of shareholders of

Meridian Fund, Inc. It is not

authorized for distribution to

prospective investors unless

preceded or accompanied by an

effective prospectus.

Officers and Directors

RICHARD F. ASTER, JR.

President and Director

JOHN EMRICH

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER

Directors

GREGG B. KEELING

Chief Financial Officer

Treasurer, Secretary and

Chief Compliance Officer

Custodian

THE BANK OF NEW YORK MELLON

New York, New York

Transfer Agent and Disbursing Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

King of Prussia, Pennsylvania

(800) 446-6662

Counsel

GOODWIN PROCTER LLP

Washington, D.C.

Independent Registered Public Accounting Firm

PRICEWATERHOUSECOOPERS LLP

San Francisco, California

MERIDIAN EQUITY INCOME FUND®

MERIDIAN GROWTH FUND®

MERIDIAN VALUE FUND®

FIRST QUARTER REPORT

60 E. Sir Francis Drake Blvd.

Wood Island, Suite 306

Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

September 30, 2011